Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2018	Feb. 28, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Jun. 30, 2017
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance		250,000
Fair value of common stock price per share			$ 2.30		$ 2.52
Monthly compensation amount			$ 3,000
Grant date fair value				$ 0.034
Option expiry term				10 years
Vested shares	50,000	50,000	200,000
Vested per share	$ 2.05	$ 2.30	$ 2.30
Stock-based services expense			$ 469,500
2016 and 2017 Plans [Member] | Employees, directors, and consultants [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			2,500		365,716
Stock options weighted average exercise price for shares of common stock granted			$ 5.34		$ 0.035
Grant date fair value			$ 0.035		$ 0.014
Compensation expense associated with restricted common stock					$ 7,220
Restricted stock [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance						215,453
Restricted stock [Member] | 2016 and 2017 Plans [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			2,292,265
Vested shares			215,453	215,453
Vested per share			$ 0.034	$ 0.034
Stock options [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance						365,716
Stock award vesting and issued, description			The remaining 50,000 shares of the share commitment under the agreement vested in November 2018.
Stock options [Member] | 2016 and 2017 Plans [Member]
Stock-Based Compensation (Textual)
Vested shares				323,191
Vested per share				$ 0.014
Maximum [Member] | 2016 and 2017 Plans [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			1,698,161
Minimum [Member] | 2016 and 2017 Plans [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			1,708,596